Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	$ 465,435	$ 1,483,109	$ 1,262,899
Business consulting service [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	112,250	321,716	629,434
IT customization [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	337,438	1,155,229	633,465
IT consulting [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	52,308	571,592	522,013
Management software [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	285,130	583,637	111,452
Others [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	15,747	6,164
Point in time [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	180,305	899,472	1,151,447
Over time [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	$ 285,130	$ 583,637	$ 111,452